Note 9 - Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-term Debt [Text Block]
9.	Long-Term Debt

This consisted of bank loans of the ship-owning companies and is as follows:

Borrower		December 31, 2010	December 31, 2011
Alterwall Business Inc./ Allendale Investments S.A	(a)	1,900,000	-
Xenia International Corp	(b)	3,480,000	2,420,000
Prospero Maritime Inc.	(c)	7,975,000	6,325,000
Xingang Shipping Ltd. / Alcinoe Shipping Ltd	(d)	8,000,000	7,000,000
Manolis Shipping Ltd.	(e)	7,760,000	7,120,000
Trust Navigation Corp. / Tiger Navigation Co.	(f)	2,400,000	2,200,000
Saf-Concord Shipping Ltd.	(g)	8,250,000	7,250,000
Eleni Shipping Ltd.	(h)	9,400,000	8,400,000
Pantelis Shipping Corp.	(i)	10,720,000	9,600,000
Aggeliki Shipping Ltd.	(j)	8,500,000	7,288,000
Noumea Shipping Ltd.	(k)	20,000,000	17,310,000
		88,385,000	74,913,000
Less: Current portion		(13,472,000)	(13,332,000)
Long-term portion		$74,913,000	$61,581,000

None of the above loans is registered in the U.S. The future annual loan repayments are as follows:

To December 31:
2012	13,332,000
2013	20,937,000
2014	16,312,000
2015	11,412,000
2016	8,920,000
Thereafter	4,000,000
Total	$74,913,000

(a)
Allendale Investments S.A. and Alterwall Business Inc. drew $20,000,000 on May 26, 2005 against a loan facility for which they are jointly and severally liable.  The loan is payable in twenty-four unequal consecutive quarterly installments of $1,500,000 each in the first year, $1,125,000 each in the second year, $775,000 each in the third year, $450,000 each in the fourth through sixth years and a balloon payment of $1,000,000 payable with the final installment due in May 2011.  The interest is based on LIBOR plus 1.25% per annum as long as the outstanding loan amount remains below 60% of the fair market value (FMV) of M/V "Ninos" and M/V "Kuo Hsiung" and plus 1.375% if the outstanding loan amount is above 60% of the FMV of such vessels. Other covenants and guarantees are similar to the rest of the loans of the Company. This loan was paid in full as of May 2011.

(b)
This is an $8,250,000 loan drawn by Xenia International Corp. on June 30, 2006.  The loan is payable in twenty three consecutive quarterly installments consisting of $265,000 each and a balloon payment of $2,155,000 payable with the final quarterly installment due in March 2012. The interest is based on LIBOR plus a margin of 0.95%. The loan is secured with the following: (i) first priority mortgage over M/V "Anking", (ii) first assignment of earnings and insurance of M/V "Anking", (iii) a corporate guarantee of Euroseas Ltd., and (iv) overall liquidity (cash and cash equivalents) of $300,000 for each of the Company's vessels throughout the life of the facility. Other covenants and guarantees are similar to the rest of the loans of the Company.

(c)
This is a $15,500,000 loan drawn by Prospero Maritime Inc. on September 4, 2006.  The loan is payable in fourteen consecutive semi-annual installments consisting of two installments of $1,200,000 each, one installment of $1,000,000 each and eleven installments of $825,000 each and a balloon payment of $3,025,000 payable with the final semi-annual installment due in September 2013. The interest is based on LIBOR plus a margin that ranges between 0.9%-0.95%, depending on the asset cover ratio. The loan is secured with the following: (i) first priority mortgage over M/V "Aristides N.P.", (ii) first assignment of earnings and insurance of M/V "Aristides N.P.", (iii) a corporate guarantee of Euroseas Ltd., (iv) a minimum cash balance equal to an amount of no less than $300,000 in an account Prospero Maritime Inc. maintains with the bank, and (v) overall liquidity (cash and cash equivalents) of $300,000 for each of the Company's vessels throughout the life of the facility. Other covenants and guarantees are similar to the rest of the loans of the Company.

(d)
This is a $20,000,000 loan drawn by Xingang Shipping Ltd. on November 15, 2006; Alcinoe Shipping Ltd., owner of the M/V "Gregos", became a guarantor to the loan in March 2007. Diana Shipping Ltd, owner of M/V "Irini" is a guarantor to this loan. After M/V Gregos was sold in December 2009, a cash collateral of $2,000,000 has been maintained with the bank in lieu of any repayment because of the sale. The loan is payable in eight consecutive quarterly installments of $1.0 million each, the first of which was due in February 2007, followed by four consecutive quarterly installments of $750,000 each, followed by sixteen consecutive installments of $250,000 each and a balloon payment of $5.0 million payable with the final quarterly installment due in November 2013. The interest was based on LIBOR plus a margin of 0.935% initially; after Alcinoe Shipping Ltd. became a guarantor the rate became 0.90%. The loan is secured with the following: (i) first priority mortgage over M/V "Marinos", (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. and (iv) a mortgage on M/V "Irini". Other covenants and guarantees are similar to the rest of the loans of the Company.

(e)
This is a $10,000,000 loan drawn by Manolis Shipping Ltd. on June 11, 2007. In August 2009, an additional guarantee was provided by the Company's wholly owned subsidiary, SAF-Concord Shipping Ltd., owner of M/V "Monica P" in order to ensure compliance with the hull cover ratio covenant (a similar guarantee was provided by SAF-Concord Shipping Ltd. to the loan drawn by Trust Navigation Corp. – see (g) below). On such date, SAF-Concord Shipping Ltd. also granted the lender a second priority mortgage over M/V "Monica" to secure the loan and its guarantee. In August 2010, the guarantee provided by SAF-Concord Shipping Ltd. expired and was not renewed. The loan is payable in thirty-two consecutive quarterly installments of $160,000 each, the first of which was due in September 2007, plus a balloon payment of $4,880,000 payable with the final quarterly installment in June 2015. The interest is based on LIBOR plus a margin of 0.80% if the ratio of the outstanding loan to the vessel value is below 55%, otherwise the margin is 0.90%.  The loan is secured with the following: (i) first priority mortgage over M/V "Manolis P", (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. and (iv) a minimum cash balance equal to an amount of no less than $300,000 in an account Manolis Shipping Ltd. maintains with the bank.  Other covenants and guarantees are similar to the rest of the loans of the Company.

(f)
This loan is a $15,000,000 loan drawn by Trust Navigation Corp. on November 1, 2007. The M/V "Ioanna P" secured the loan until the vessel was sold on January 12, 2009. In anticipation of such sale, on December 29, 2008, a replacement guarantee for the loan was put in place by Tiger Navigation Trust Corp., one of the Company's subsidiaries and the owner of M/V "Tiger Bridge".  On such date, Tiger Navigation Trust Corp. also granted the lender a first priority mortgage over M/V "Tiger Bridge" to secure the loan and its guarantee.  In August 2009, an additional guarantee was provided by the Company's wholly owned subsidiary, SAF-Concord Shipping Ltd., owner of M/V "Monica P" in order to ensure compliance with the hull cover ratio covenant (a similar guarantee was provided by SAF-Concord Shipping Ltd. to the loan drawn by Manolis Shipping Ltd. – see (e) above). On such date, SAF-Concord Shipping Ltd. also granted the lender a second priority mortgage over M/V "Monica" to secure the loan and its guarantee.  In August 2010, the guarantee provided by SAF-Concord Shipping Ltd. expired and was not renewed.  The loan is payable in four consecutive quarterly installments of $1,850,000 each, the first of which was due in February 2008, followed by four consecutive quarterly installments of $750,000 each, followed by four consecutive quarterly installments of $550,000 each, plus a balloon payment of $2,400,000 payable with the final quarterly installment in November 2010. The interest is based on LIBOR plus a margin of 0.90%. On October 29, 2010, Tiger Navigation Trust Corp. agreed to re-financed the balloon payment of $2,400,000 to be paid in ten consecutive quarterly installments of $50,000 each plus a balloon payment of $1,900,000 payable with the final instalment in April 2013. The interest rate is based on LIBOR plus 3.75%. The loan is secured with the following: (i) first priority mortgage over M/V "Tiger Bridge", (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. and (iv) a minimum cash balance equal to an amount of no less than $300,000 in an account Trust Navigation Corp. maintains with the bank.  Other covenants and guarantees are similar to the rest of the loans of the Company.

(g)
This loan is a $10,000,000 loan drawn by SAF-Concord Shipping Ltd. on January 19, 2009. The loan is payable in twenty consecutive quarterly installments of $250,000 each, the first of which was due in April 2009, plus a balloon payment of $5,000,000 payable with the final quarterly installment in January 2014. The interest is based on LIBOR plus a margin of 2.50%. The loan is secured with the following: (i) first priority mortgage over M/V "Monica P", (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. and (iv) a minimum cash balance equal to an amount of no less than $300,000 in an account SAF-Concord Shipping Ltd. Shipping Ltd. maintains with the bank.  Other covenants and guarantees are similar to the rest of the loans of the Company.

(h)
This loan is a $10,000,000 loan drawn by Eleni Shipping Ltd. on April 30, 2009. The loan is payable in 10 consecutive semi-annual installments, two in the amount of $100,000, two in the amount of $400,000, two in the amount of $600,000 and four in the amount of $800,000, with a $4.6 million balloon payment to be paid together with the last installment in April 2014. The margin of the loan is 2.50% above LIBOR for the $5.4 million repaid throughout the 5 years and 2.70% above LIBOR for the amount of the balloon payment. The loan is secured with the following: (i) first priority mortgage over M/V "Eleni P", (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. and (iv) a minimum cash balance equal to an amount of no less than $300,000 in an account Eleni Shipping Ltd. maintains with the bank.  Other covenants and guarantees are similar to the rest of the loans of the Company.

(i)
This loan is a $13,000,000 loan drawn by Pantelis Shipping Corp. on December 15, 2009. The loan is payable in 32 consecutive quarterly installments, four in the amount of $500,000 and twenty-eight in the amount of $280,000, with a $3.16 million balloon payment to be paid together with the last installment in December 2017. The margin of the loan is 2.70% above LIBOR. The loan is secured with the following: (i) first priority mortgage over M/V "Pantelis", (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. and (iv) a minimum cash balance equal to an amount of no less than $300,000 in an account Pantelis Shipping Corp. maintains with the bank.  Other covenants and guarantees are similar to the rest of the loans of the Company.

(j)
This loan is a $8,500,000 loan drawn by Aggeliki Shipping Ltd. on November 5, 2010. The loan is payable in 20 equal consecutive quarterly installments of $303,000 each, with a $2.44 million balloon payment to be paid together with the last installment in November 2015. The margin of the loan is 2.85% above LIBOR. The loan is secured with the following: (i) first priority mortgage over M/V "Aggeliki P.", (ii) first assignment of earnings and insurance, (iii) a corporate guarantee of Euroseas Ltd. Other covenants and guarantees are similar to the rest of the loans of the Company.

(k)
This loan is a $20,000,000 loan drawn by Noumea Shipping Ltd. on December 28, 2010. The loan consists of two tranches: Tranche A of $15,000,000 payable in 12 equal consecutive six-monthly installments of $720,000 each with a $6.36 million balloon payment to be paid together with the last installment in December 2016; and, Tranche B of $5,000,000 payable in 8 equal consecutive six-monthly installments of $625,000 each running in parallel with Tranche A. The margin of both tranches is 2.65% above LIBOR, however, if the collateral vessel, M/V "Maersk Noumea", does not have a charter, the margin of Tranche B becomes 4% above LIBOR and any balance remaining thereof, to be repaid not later that the original Tranche B Maturity, as an Interim Balloon.   The loan is secured with the following: (i) first priority mortgage over M/V "Maersk Noumea", (ii) second priority mortgage over M/V "Aristides N.P.", (iii) first assignment of earnings and insurance, (iv) a corporate guarantee of Euroseas Ltd. Other covenants and guarantees are similar to the rest of the loans of the Company.

In addition to the terms specific to each loan described above, all the above loans are secured with one or more of the following:

•	first priority mortgage over the respective vessels on a joint and several basis.

•	first assignment of earnings and insurance.

•	a personal guarantee of one shareholder.

•	a corporate guarantee of Euroseas Ltd.

•	a pledge of all the issued shares of each borrower.

The loan agreements contain covenants such as minimum requirements regarding the hull ratio cover  (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the vessel shipowning companies, distribution of profits or assets (i.e. limiting dividends in some loans to 60% of profits, or, not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender's prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of our subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash).  The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to $5,776,714 and $5,670,111 as of December 31, 2010 and 2011, respectively, and are shown as "Restricted cash" under "Current assets" and "Long-term assets" in the consolidated balance sheets. As of December 31, 2011, all the debt covenants are satisfied.

Interest expense for the years ended December 31, 2009, 2010 and 2011 amounted to $1,327,133, $1,389,647 and $2,046,420, respectively.  At December 31, 2011, LIBOR for the Company's loans was on average approximately 0.29% per year, the average interest rate margin over LIBOR on our debt was approximately 2.00% per year for a total average interest rate of approximately 2.29% per year.